Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets, net
Total		¥ 3,480			¥ 6,543
Less: Accumulated amortization		(872)			(1,914)
Intangible assets, net		2,608		$ 667	4,629
Amortization expenses	¥ 1,042	621	¥ 82
Trademark
Intangible assets, net
Total		1,187			2,257
Software
Intangible assets, net
Total		¥ 2,293			3,703
Copy rights for teaching materials
Intangible assets, net
Total					¥ 583